Common shares	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Common shares
Common shares
Changes in common shares for the periods presented in this report were as follows:

	Issued and fully paid share capital $0.10 par value each		Issued and fully paid share capital $2.00 par value each		Treasury shares held by the Company - $2.00 par value each
	Shares	$ millions	Shares	$ millions	Shares	$ millions
At January 1, 2017, December 31, 2017 and July 1, 2018 (Predecessor)	—	—	508,763,020	1,017	(4,244,080)	(9)
Cancellation of Predecessor Company common stock	—	—	(508,763,020)	(1,017)	4,244,080	9
Successor Company share issuance	100,000,000	10	—	—	—	—

At July 2, 2018 (Successor)	100,000,000	10	—	—	—	—
At December 31, 2018 (Successor)	100,000,000	10	—	—	—	—
RSU share issuance	234,973	—	—	—	—	—
At December 31, 2019 (Successor)	100,234,973	10	—	—	—	—

Common share transactions for periods presented
On the Effective Date, the common stock of the Predecessor Company was cancelled and the Successor Company allocated 100,000,000 shares of $0.10 par value in accordance with the Plan. The Successor Company's authorized share capital on the Effective Date was 111,111,111 common shares each with a par value of $0.10. The unissued 11,111,111 common shares were reserved for issuance under our employee incentive plan (see note 29).
On June 5, 2019 an additional 27,768,889 authorized share capital was approved at a par value of $0.10. This increased authorized share capital to 138,880,000.
On September 4, 2019, 234,973 shares were issued to employees following a vesting of restricted stock units awarded under our employee incentive plan.

Key terms of shares outstanding
All our issued and outstanding common shares are and will be fully paid. Subject to the Bye-Laws, the Board of Directors is authorized to issue any of the authorized but unissued common shares. There are no limitations on the right of non-Bermudians or non-residents of Bermuda to hold or vote in the Company's shares.
Holders of common shares have no pre-emptive, redemption, conversion or sinking fund rights. Holders of common shares are entitled to one vote per common share on all matters submitted to a vote of holders of common shares. Unless a different majority is required by law or the Bye-Laws, resolutions to be approved by holders of common shares require the approval by an ordinary resolution (being a resolution approved by a simple majority of votes cast at a general meeting at which a quorum is present). Under the Bye-Laws, each common share is entitled to dividends if, as and when dividends are declared by the Board of Directors, subject to any preferred dividend right of the holders of any preference shares.
In the event of liquidation, dissolution or winding up of the Company, the holders of common shares are entitled to share equally and ratably in the Company's assets, if any, remaining after the payment of all its debts and liabilities, subject to any liquidation preference on any issued and outstanding preference shares.